Related-party transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related-party transactions	Related-party transactions

The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Income (loss) included in the statement of income			Balance receivable (payable)/(equity)
			2021	2020	2019	2021	2020

Management and selected employees	Employment	Compensation selected employees	(7,883)	(5,232)	(7,122)	(16,198)	(15,499)